Interests in associates and joint ventures - Key assumptions in value in use calculation (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 16, 2025	Dec. 31, 2024
Bank of Communications Co., Limited
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%		3.00%
Long-term asset growth rate	3.25%	3.25%		3.25%
Discount rate	8.08%	8.08%		8.53%
Expected credit losses as a percentage of customer advances in the long term	0.87%	0.87%		0.97%
Risk-weighted assets as a percentage of total assets in the long term	62.00%	62.00%		62.00%
Effective tax rate in the long-term	15.00%	15.00%		15.00%
Capital adequacy ratio	12.50%	12.50%		12.50%
Tier 1 capital adequacy ratio	9.50%	9.50%		9.50%
Proportion of ownership interest in associate	16.00%		19.03%
Fair value	$ 13,145	$ 13,145		$ 11,631
Investments in associates reported in separate financial statements	$ 21,348	$ 21,348		$ 22,367
Bank of Communications Co., Limited | Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	5000.00%	5000.00%
Bank of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Discount rate	7.10%	7.10%		7.10%
Expected credit losses as a percentage of customer advances in the short to medium term	0.74%	0.74%		0.74%
Risk-weighted assets as a percentage of total assets in the short to medium term	62.00%	62.00%		62.00%
Loans and advances to customer growth rate	8.00%	8.00%		7.50%
Operating income ratio		1.90%		0.10%
Cost-income ratio	35.00%	35.00%		34.60%
Recoverable amount of asset or cash-generating unit	$ 11,000	$ 11,000		$ 13,500
Fair value over five years	$ 6,800	$ 6,800
Bank of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Discount rate	8.90%	8.90%		8.80%
Expected credit losses as a percentage of customer advances in the short to medium term	0.88%	0.88%		0.93%
Risk-weighted assets as a percentage of total assets in the short to medium term	63.30%	63.30%		62.50%
Loans and advances to customer growth rate	9.00%	9.00%		9.50%
Operating income ratio		9.10%		9.90%
Cost-income ratio	39.50%	39.50%		39.80%
Recoverable amount of asset or cash-generating unit	$ 29,600	$ 29,600		$ 30,800
Fair value over five years	13,100	$ 13,100
Saudi Awwal Bank
Disclosure of associates [line items]
Proportion of ownership interest in associate		31.00%
Fair value	5,724	$ 5,724		5,705
Investments in associates reported in separate financial statements	$ 5,245	$ 5,245		$ 5,027